Operating Segments - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes [Abstract]
Profit before taxes		$ 308,693	$ 694,104
Share of profit of equity-accounted investees, net of tax		(138,415)	(2,735)
Net finance expense		314,210	191,546
Depreciation and amortization		617,488	535,648
Antitrust agreements	[1]	24,644	79,549
Donations and social programs	[2]	535	527
Impairment of assets	[3]		5,662
Restructuring	[4]	2,783	17,002
Other operating income (expense), net	[5]	3,394	6,424
Total Adjusted EBITDA for operating segments		$ 1,133,332	$ 1,527,727

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries.
[2]	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
[3]	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
[4]	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[5]	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.